Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2014
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2014